Concentrations and Credit Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations and Credit Risk [Abstract]
Schedules of customers and credit concentrations
	Net Sales for the Period Ended		Accounts Receivable at
	March 31, 2014	March 31, 2013	March 31, 2014	December 31, 2013

Customer A	100%	100%	-%	-%

	100%	100%	-%	-%

	Net Sales for the Year Ended		Accounts Receivable at
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Shanghai Tongao Consulting Investment Ltd	100%	80%	-%	-%

Vivid Spar Corp	-%	20%	-%	100%

	100%	100%	-%	100%